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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Business Address:   130 Cheshire Lane, Suite 102, Minnetonka, MN 55305


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Matthew D. Caudill           Chief Compliance Officer               952-249-5520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                 /s/ Matthew D. Caudill
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                               Minnetonka, MN  55305
                                                    April 24, 2009
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ______0______

Form 13F Information Table Entry Total:  ______37______

Form 13F Information Table Value Total: $____359,318_____
                                         (thousands)


List of Other Included Managers: N/A

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS       COM            268648102  1140       100000    SH           SOLE        NONE          100000      0       0
GRUPO FINANCIERO GALI SP ADR 10 SH B 399909100  179        100000    SH           SOLE        NONE          100000      0       0
NORTHERN OIL & GAS IN COM            665531109  243        67500     SH           SOLE        NONE          67500       0       0
PINNACLE GAS RESOURCE COM            723464301  165        615904    SH           SOLE        NONE          615904      0       0
POLYMET MINING CORP   COM            731916102  436        560199    SH           SOLE        NONE          560199      0       0
UAL CORP              COM NEW        902549807  214        479       SH    PUT    SOLE        NONE          479         0       0
WILLIAMS COS INC DEL  COM            969457100  569        50000     SH           SOLE        NONE          50000       0       0
ADVANCED MICRO DEVICE NOTE 6.000% 5/ 007903AL1  12266      32000000  PRN          SOLE        NONE          N/A         N/A     N/A
AKAMAI TECHNOLOGIES I NOTE 1.000%12/ 00971TAE1  6799       5001000   PRN          SOLE        NONE          N/A         N/A     N/A
ALLIANT TECHSYSTEMS I NOTE 2.750% 2/ 018804AH7  7706       7636000   PRN          SOLE        NONE          N/A         N/A     N/A
BRE PROPERTIES INC    NOTE 4.125% 8/ 05564EBH8  8348       10000000  PRN          SOLE        NONE          N/A         N/A     N/A
BBVA BANCO FRANCES S  SPONSORED ADR  07329M100  169        66900     SH           SOLE        NONE          66900       0       0
BEST BUY INC          SDCV 2.250% 1/ 086516AF8  20113      20445000  PRN          SOLE        NONE          N/A         N/A     N/A
HEALTH CARE REIT INC  COM            42217K106  352        11537     SH           SOLE        NONE          11537       0       0
HEALTH CARE REIT INC  NOTE 4.750%12/ 42217KAP1  15620      17000000  PRN          SOLE        NONE          N/A         N/A     N/A
HEALTH CARE REIT INC  NOTE 4.750% 7/ 42217KAQ9  9236       10500000  PRN          SOLE        NONE          N/A         N/A     N/A
HUTCHINSON TECHNOLOGY NOTE 2.250% 3/ 448407AE6  5220       6000000   PRN          SOLE        NONE          N/A         N/A     N/A
INTERNATIONAL GAME TE DBCV 2.600%12/ 459902AP7  4862       5000000   PRN          SOLE        NONE          N/A         N/A     N/A
LSI CORPORATION       NOTE 4.000% 5/ 502161AJ1  38590      40000000  PRN          SOLE        NONE          N/A         N/A     N/A
M-SYSTEMS FIN INC     NOTE 1.000% 3/ 55375VAB8  17413      18599000  PRN          SOLE        NONE          N/A         N/A     N/A
MEDTRONIC INC         NOTE 1.500% 4/ 585055AL0  5337       5660000   PRN          SOLE        NONE          N/A         N/A     N/A
MIRANT CORP NEW       COM            60467R100  2280       200000    SH           SOLE        NONE          200000      0       0
OSI PHARMACEUTICALS I NOTE 3.250% 9/ 671040AD5  2151       2426000   PRN          SOLE        NONE          N/A         N/A     N/A
PROLOGIS              NOTE 1.875%11/ 743410AR3  3596       7000000   PRN          SOLE        NONE          N/A         N/A     N/A
PROLOGIS              NOTE 2.625% 5/ 743410AS1  1012       2000000   PRN          SOLE        NONE          N/A         N/A     N/A
RAMBUS INC DEL        NOTE 2/0       750917AB2  47432      51140000  PRN          SOLE        NONE          N/A         N/A     N/A
SPDR TR               UNIT SER 1     78462F103  3976       50000     SH           SOLE        NONE          50000       0       0
SCIENTIFIC GAMES CORP SDCV 0.750%12/ 80874PAD1  2746       3000000   PRN          SOLE        NONE          N/A         N/A     N/A
SYNAPTICS INC         COM            87157D109  896        33500     SH           SOLE        NONE          33500       0       0
TJX COS INC NEW       NOTE 2/1       872540AL3  74762      81875000  PRN          SOLE        NONE          N/A         N/A     N/A
TRANSOCEAN INC        NOTE 1.500%12/ 893830AV1  16031      18582000  PRN          SOLE        NONE          N/A         N/A     N/A
WASHINGTON REAL ESTAT NOTE 3.875% 9/ 939653AK7  8328       9875000   PRN          SOLE        NONE          N/A         N/A     N/A
WATSON PHARMACEUTICAL DBCV 1.750% 3/ 942683AC7  29996      30724000  PRN          SOLE        NONE          N/A         N/A     N/A
WEST PHARMACEUTICAL S SDCV 4.000% 3/ 955306AA3  6222       9500000   PRN          SOLE        NONE          N/A         N/A     N/A
YELLOW ROADWAY CORP   NOTE 5.000% 8/ 985577AA3  1794       5220000   PRN          SOLE        NONE          N/A         N/A     N/A
COVIDIEN LTD          COM            G2552X108  3119       93850     SH           SOLE        NONE          93850       0       0
SEAGATE TECHNOLOGY    SHS            G7945J104  0          237300    SH           SOLE        NONE          237300      0       0